Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 111,724,000.00
Total Fee Amount	15,429.08
Total Offset Amount	0.00
Net Fee	$ 15,429.08
Offering Table N/A
Offset Table N/A	N/A